Basis of preparation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Schedule of subsidiaries
The Principal Subsidiary of the Company is as follows:

Name of subsidiary(1)	Principal activity	Method of accounting	Country of incorporation and operation	Interest as at December 31, 2020	Interest as at December 31, 2019
Minera San Xavier S.A. de C.V.	Reclamation	Consolidated	Mexico	100%	100%

1.New Gold Inc. directly owns the assets of Rainy River and New Afton.

Schedule of estimated useful life of property plant and equipment

Asset class	Estimated useful life (years)
Plant and machinery	3 - 9
Mobile equipment	5 - 7